Income Taxes - Schedule of Components of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes - Schedule Of Components Of Deferred Tax Assets Liabilities Details
Net operating loss	$ 1,193,000	$ 849,000
Accrued returns and allowances	74,000	70,000
Accumulated depreciation	(4,000)	(6,000)
Stock options	381,000	342,000
Deferred revenue	225,000	295,000
Other	371,000	376,000
Total deferred tax assets	2,240,000	1,926,000
Valuation allowance	(2,240,000)	(1,926,000)
Net deferred tax assets